Disaggregated revenue from contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Abstract]
Trading and manufacturing (revenue recognized at point in time)	$ 9,476	$ 11,877	$ 13,770
Engineering (revenue recognized over time)	3,881	5,522	6,334
Total revenues	$ 13,357	$ 17,399	$ 20,104